UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02819

Natixis Cash Management Trust

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: June 30

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

NATIXIS CASH MANAGEMENT TRUST - MONEY MARKET SERIES — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2008 (Unaudited)

Principal Amount	Description	Value (†)
Commercial Paper — 58.6% of Net Assets
	Banking — 38.1%
$8,000,000	DNB Nor Bank ASA, 4.390%, 4/07/2008	$7,994,147
10,000,000	Depfa Bank PLC, 3.860%, 4/11/2008	9,989,278
11,000,000	Unicredito Italiano Bank (Ireland), 4.445%, 4/14/2008	10,982,343
10,000,000	Anglo Irish Bank Corp. PLC, 4.920%, 4/28/2008	9,963,100
11,000,000	Bank of Ireland, 3.050%, 5/02/2008	10,971,110
5,000,000	Australia & New Zealand Banking Group, 2.940%, 5/19/2008	4,980,400
10,000,000	Svenska Handelsbanken, Inc., 2.990%, 5/19/2008	9,960,133
10,000,000	Commonwealth Bank of Australia, 3.000%, 5/27/2008	9,953,333
11,000,000	ICICI Bank Ltd., (Credit Support: Fortis Bank), 3.050%, 8/04/2008	10,883,507
7,000,000	Bank of Scotland PLC, 2.610%, 9/09/2008	6,918,293

		92,595,644

	Education — 7.4%
10,000,000	Tennessee State School Board Authority, 2.950%, 4/10/2008	10,000,000
8,000,000	John Hopkins University, Series C, 2.450%, 5/21/2008	8,000,000

		18,000,000

	Financial — 8.6%
10,000,000	UBS Finance, 4.925%, 4/04/2008	9,995,896
5,000,000	Rabobank USA Financial Corp., 2.640%, 5/15/2008	4,983,867
6,000,000	Societe Generale North America, 3.310%, 7/22/2008	5,938,213

		20,917,976

	Health Care - Services — 4.5%
11,000,000	Dean Health Systems, Inc., (Credit Support: Marshall & Ilsley), 3.050%, 4/03/2008	10,998,136

	Total Commercial Paper (Identified Cost $142,511,756)	142,511,756

Certificates of Deposit — 28.4%
10,000,000	Bank Of Nova Scotia, 2.850%, 4/11/2008	10,000,000
9,000,000	Caylon North America, Inc., 4.190%, 4/14/2008	9,001,826
10,000,000	Skandinaviska Enskilda Banken, 3.845%, 4/22/2008	10,000,260
10,000,000	Citibank, 3.170%, 4/29/2008	10,000,000
10,000,000	Bank of Montreal, 2.400%, 6/17/2008(d)	10,000,000
10,000,000	Royal Bank of Canada, 2.970%, 8/25/2008	10,006,756
10,000,000	Toronto Dominion Bank (The), 2.610%, 10/20/2008	10,014,340

	Total Certificates of Deposit (Identified Cost $69,023,182)	69,023,182

Medium Term Notes — 2.1%
	Broker/Dealer — 2.1%
5,000,000	Merrill Lynch & Co., Inc., 3.190%, 2/03/2009(b)(d)	5,000,964

	Total Medium Term Notes (Identified Cost $5,000,964)	5,000,964

Variable Rate Demand Notes — 9.2%
	Financial — 1.3%
3,130,000	MOB Management One LLC, (Credit Support: Columbus Bank & Trust), 3.250%, 12/01/2031(c)	3,130,000

	Municipal — 4.1%
10,000,000	Colorado, Southern Ute Indian Tribe Reservation, 3.500%, 1/01/2027(c)	10,000,000

	Real Estate — 3.6%
1,670,000	Jobs Co. LLC (The), (Credit Support: First Commercial), 2.800%, 2/01/2022(c)	1,670,000
641,000	Pine Tree Country Club, (Credit Support: AmSouth Bank), 2.930%, 8/01/2023(c)	641,000
4,080,000	Storage World, LLC, (Credit Support: Regions Bank), 2.780%, 12/01/2024(c)	4,080,000
2,420,000	J&M, LLC, (Credit Support: First Commercial), 2.900%, 10/01/2026(c)	2,420,000

		8,811,000

	Special Purpose — 0.2%
395,000	Tanner & Guin LLC, (Credit Support: Amsouth Bank), 2.930%, 9/01/2029(c)	395,000

	Total Variable Rate Demand Notes (Identified Cost $22,336,000)	22,336,000

Time Deposit — 1.7%
4,100,000	BNP Paribas, 3.000%, 4/01/2008	4,100,000

	Total Time Deposits (Identified Cost $4,100,000)	4,100,000

	Total Investments — 100.0% (Identified Cost $242,971,902)(a)	242,971,902
	Other assets less liabilities — 0.0%	90,687

	Net Assets — 100%	$243,062,589

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NATIXIS CASH MANAGEMENT TRUST - MONEY MARKET SERIES — PORTFOLIO OF INVESTMENTS

(continued)

Investments as of March 31, 2008 (Unaudited)

(†)	The Fund employs the amortized cost method of security valuation as set forth in Rule 2a-7 under the Investment company Act of 1940 which, in the opinion of the Trustees of the Trust, represents the fair value of the particular security. The amortized cost of a security is determined by valuing it at original cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.

(a)	The aggregate cost for federal income tax purposes was $242,971,902

(b)	Illiquid security. At March 31, 2008, the value of this security amounted to $5,000,964 or 2.1% of net assets.

(c)	Variable rate demand notes are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks or other financial institutions. Maturity dates shown represent the ultimate maturity of the note.

(d)	Floating rate note. Rate shown is as of March, 31, 2008

New Accounting Pronouncements

In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of FAS 157 will have on the Fund’s financial statements and believes that such impact will be limited to expanded disclosure in the Fund’s financial statements regarding inputs used in determining the value of the Fund’s investments and will not have a material impact on the Fund’s net assets or results of operations.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Holdings at March 31, 2008 as a Percentage of Net Assets (Unaudited)

Banking	38.1%
Certificates of Deposit	28.4
Financial	9.9
Education	7.4
Health Care - Services	4.5
Municipal	4.1
Real Estate	3.6
Broker/Dealer	2.1
Time Deposit	1.7
Special Purpose	0.2

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ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Cash Management Trust

By:	/s/ David Giunta
Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David Giunta
Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	May 22, 2008

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 22, 2008